Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Provident Mutual Funds, Inc.
Central Index Key	0000796227
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013
Provident Trust Strategy Fund | Provident Trust Strategy Fund | Provident Trust Strategy Fund
Risk/Return:
Trading Symbol	PROVX

Provident Trust Strategy Fund | Provident Trust Strategy Fund
Provident Trust Strategy Fund
Investment Objective:
Provident Trust Strategy Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Provident Trust Strategy Fund
none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Provident Trust Strategy Fund
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Provident Trust Strategy Fund	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies:
  The Fund invests mainly in a limited number of multi- capitalization growth stocks. The Fund is a non-diversified core growth equity fund.  The Fund will compare itself to, and attempt to exceed, the S&P 500 Index over investment cycles.  Provident Trust Company (the “Adviser”) selects common stocks of all market capitalizations based on their potential to appreciate in value relative to other stocks. When selecting individual stock investments, the Adviser takes a “bottom-up” investment approach, meaning that it selects investments based on its assessment of whether an individual company has the potential for above average growth.  Stock selection criteria include improving revenue and earnings growth, increasing margins, significant stock ownership by management and improving price-to-earnings ratios.  The Adviser generally prefers to invest in large capitalization and medium capitalization stocks but may also invest a portion of the Fund’s portfolio in small capitalization stocks.

The Adviser employs a sell discipline pursuant to which it will:

•	Reduce or sell an entire position when a security reaches the Adviser’s target price,

•	Reduce or sell a position as part of its asset allocation process or for portfolio diversification, or

•	Sell an entire position when fundamentals are deteriorating.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals.

•
Stock Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•
Asset Allocation Risk: The Fund may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests.

•
Non-Diversification Risk:   Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

•
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and small capitalization company stocks may underperform.

•	Management Risk: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the Adviser’s investment strategies to produce the desired results.

•
Recent Market Events: U.S. and international markets have experienced extreme price volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the performance of the Standard & Poor’s Composite Index of 500 Stocks (“S&P 500”).  For additional information on this index, please see “Index Description” in the Prospectus.  Prior to August 31, 2012, the Adviser served as sub-adviser to the Fund and another investment adviser served as the adviser to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.provtrust.com or by calling 1-855-739-9950.

Provident Trust Strategy Fund (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	3rd Quarter 2009	13.41%
Worst Quarter	4th Quarter 2008	-14.74%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns	One Year	Five Years	Ten Years
Provident Trust Strategy Fund	12.99%	3.91%	9.12%
Provident Trust Strategy Fund After Taxes on Distributions	12.49%	3.80%	8.71%
Provident Trust Strategy Fund After Taxes on Distributions and Sales of Fund shares	9.06%	3.35%	7.99%
Provident Trust Strategy Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Provident Trust Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Provident Trust Strategy Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly in a limited number of multi- capitalization growth stocks. The Fund is a non-diversified core growth equity fund.  The Fund will compare itself to, and attempt to exceed, the S&P 500 Index over investment cycles.  Provident Trust Company (the “Adviser”) selects common stocks of all market capitalizations based on their potential to appreciate in value relative to other stocks. When selecting individual stock investments, the Adviser takes a “bottom-up” investment approach, meaning that it selects investments based on its assessment of whether an individual company has the potential for above average growth.  Stock selection criteria include improving revenue and earnings growth, increasing margins, significant stock ownership by management and improving price-to-earnings ratios.  The Adviser generally prefers to invest in large capitalization and medium capitalization stocks but may also invest a portion of the Fund’s portfolio in small capitalization stocks.

The Adviser employs a sell discipline pursuant to which it will:

•	Reduce or sell an entire position when a security reaches the Adviser’s target price,

•	Reduce or sell a position as part of its asset allocation process or for portfolio diversification, or

•	Sell an entire position when fundamentals are deteriorating.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals.

•
Stock Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•
Asset Allocation Risk: The Fund may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests.

•
Non-Diversification Risk:   Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•
Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

•
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and small capitalization company stocks may underperform.

•	Management Risk: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the Adviser’s investment strategies to produce the desired results.

•
Recent Market Events: U.S. and international markets have experienced extreme price volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the performance of the Standard & Poor’s Composite Index of 500 Stocks (“S&P 500”).  For additional information on this index, please see “Index Description” in the Prospectus.  Prior to August 31, 2012, the Adviser served as sub-adviser to the Fund and another investment adviser served as the adviser to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.provtrust.com or by calling 1-855-739-9950.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500").
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-739-9950
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.provtrust.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Provident Trust Strategy Fund (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	3rd Quarter 2009	13.41%
Worst Quarter	4th Quarter 2008	-14.74%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Provident Trust Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2003	rr_AnnualReturn2003	32.29%
Annual Return 2004	rr_AnnualReturn2004	12.85%
Annual Return 2005	rr_AnnualReturn2005	15.47%
Annual Return 2006	rr_AnnualReturn2006	9.43%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(21.00%)
Annual Return 2009	rr_AnnualReturn2009	24.78%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Annual Return 2011	rr_AnnualReturn2011	(3.65%)
Annual Return 2012	rr_AnnualReturn2012	12.99%
One Year	rr_AverageAnnualReturnYear01	12.99%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Provident Trust Strategy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.49%
Five Years	rr_AverageAnnualReturnYear05	3.80%
Ten Years	rr_AverageAnnualReturnYear10	8.71%
Provident Trust Strategy Fund | After Taxes on Distributions and Sales of Fund shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.06%
Five Years	rr_AverageAnnualReturnYear05	3.35%
Ten Years	rr_AverageAnnualReturnYear10	7.99%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013